Five highest paid employees - Number of non-director, highest paid individuals (Details) - Highly paid non-directors - individual	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Highest paid employees
Number of highest paid individuals	2	2	3
HK$4,000,001 (US$510,761) to HK$4,500,000 (US$574,605)
Highest paid employees
Number of highest paid individuals			2
HK$4,500,001 (US$574,606) to HK$5,000,000 (US$630,450)
Highest paid employees
Number of highest paid individuals	1
HK$5,000,001 (US$630,451) to HK$5,500,000 (US$702,295)
Highest paid employees
Number of highest paid individuals	1		1
HK$6,500,001 (US$829,986) to HK$7,000,000 (US$893,830)
Highest paid employees
Number of highest paid individuals		2